COMMITMENTS AND CONTINGENCIES (Details Narrative) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	May 31, 2025	Nov. 30, 2024	Feb. 23, 2024	Dec. 31, 2023
Subsidiary, Sale of Stock [Line Items]
Ordinary shares, shares issued			1	1
Ordinary shares, par value			$ 0.0001	$ 0.0001
DT Cloud Acquisition Corporation [Member]
Subsidiary, Sale of Stock [Line Items]
Ordinary shares, shares issued	2,063,000	2,063,000				1,725,000
Ordinary shares, par value	$ 0.0001	$ 0.0001				$ 0.0001
Underwriter Agreement [Member] | DT Cloud Acquisition Corporation [Member]
Subsidiary, Sale of Stock [Line Items]
Percentage of underwriting fees	2.50%	2.50%
Underwriter Agreement [Member] | DT Cloud Acquisition Corporation [Member] | Brookline Capital Markets [Member]
Subsidiary, Sale of Stock [Line Items]
Ordinary shares, shares issued					103,500
Ordinary shares, par value					$ 0.0001
Proposed Public Offering [Member] | Underwriter Agreement [Member] | DT Cloud Acquisition Corporation [Member]
Subsidiary, Sale of Stock [Line Items]
Underwriting commitments, description	The underwriters are entitled to a cash underwriting discount of 2.5% of the gross proceeds of the Initial Public Offering, or $1,725,000, upon the closing of the Business Combination	The underwriters are entitled to a cash underwriting discount of 2.5% of the gross proceeds of the Initial Public Offering, or $1,725,000, upon the closing of the Business Combination